As filed with the Securities and Exchange Commission on March 24, 2025

File No. 333-282960

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	1	[X]
(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE NATIONWIDE PLAZA, MAIL CODE 1-18-102, COLUMBUS, OHIO 43215
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(614) 435-5787
(Registrant’s Area Code and Telephone Number)

Send Copies of Communications to:
ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
ONE NATIONWIDE PLAZA	STRADLEY RONON STEVENS & YOUNG LLP
COLUMBUS, OHIO 43215 (NAME AND ADDRESS OF AGENT FOR SERVICE)	2000 K STREET, N.W., SUITE 700 WASHINGTON, D.C. 20006

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class I, Class II, Class P and Class Y shares of beneficial interest, without par value, of the NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund), a series of the Registrant.

It is proposed that this Registration Statement will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on N-14 of Nationwide Variable Insurance Trust is being made for the purpose of filing the executed Plan of Reorganization and an opinion and consent of counsel regarding tax matters.

Part A, the definitive combined Prospectus/Information Statement dated December 13, 2024, was filed pursuant to Rule 497(b) (SEC Accession No. 0001137439-24-001579) on December 13, 2024, and is incorporated herein by reference.

Part B, the definitive Statement of Additional Information dated December 13, 2024, was filed pursuant to Rule 497(b) (SEC Accession No. 0001137439-24-001579) on December 13, 2024, and is incorporated herein by reference.

PART C
OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A or Form N-14, as noted below, except Exhibits 4(a) and 12(a):

(1)	Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, dated as of June 17, 2009 (the “Amended Declaration”), of the Registrant, Nationwide Variable Insurance Trust, a Delaware Statutory Trust (the “Trust” or “NVIT”), previously filed as Exhibit EX-23.a with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Third Amended and Restated Bylaws, dated as of August 28, 2020 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Plan of Reorganization of the Registrant, on behalf of NVIT BNY Mellon Core Plus Bond Fund and NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund) (“Plan of Reorganization”), is filed herewith as Exhibit EX-16.4.a.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference into Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”), dated May 1, 2007, previously filed as Exhibit EX-99.d.1 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended January 1, 2024, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(b)
Investment Advisory Agreement among the Trust and NFA, dated October 16, 2017, previously filed as Exhibit EX-28.d.2 with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended March 9, 2022, previously filed as Exhibit EX-28.d.2.a with the Trust’s registration statement on April 19, 2022, is hereby incorporated by reference.

(c) Subadvisory Agreements

(i)
Amended and Restated Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company, effective May 1, 2007, as amended and restated April 2, 2009, previously filed as Exhibit EX-23.d.2.d with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended March 9, 2017, previously filed as Exhibit EX-28.d.2.a.i with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(ii)
Amended Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.2.g with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Amended Subadvisory Agreement, amended January 10, 2017, previously filed as Exhibit EX-28.d.2.d.i with the Trust’s registration statement on February 3, 2017, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, NFA and Insight North America LLC, dated September 6, 2021, previously filed as Exhibit EX-28.d.3.d with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended February 2, 2022, previously filed as Exhibit EX-28.d.3.d.i with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP, dated March 24, 2008, previously filed as Exhibit EX-23.d.2.aa with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended September 19, 2017, previously filed as Exhibit EX-28.d.3.l.i with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, NFA and Lazard Asset Management LLC, dated June 17, 2013, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(1)
Amendment to Exhibit A to the Subadvisory Agreement, as amended January 1, 2023, previously filed as Exhibit EX-28.d.3.h.ii with the Trust’s registration statement on January 3, 2023, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated September 3, 2014, previously filed as Exhibit EX-28.2.aa with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(1)
Exhibits A and B to the Subadvisory Agreement, amended May 1, 2015, previously filed as Exhibit EX-28.2.bb.i with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated December 10, 2015, previously filed as Exhibit EX-16.6.b.xxvii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated January 1, 2008, previously filed as Exhibit EX-23.d.2.v with the Trust’s registration statement on February 8, 2008, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended May 1, 2013, previously filed as Exhibit EX-28.d.2.k.i with the Trust’s registration statement on January 17, 2014, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, NFA and DoubleLine Capital LP, dated October 16, 2017, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, NFA and AQR Capital Management, LLC, dated November 13, 2017, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated July 2, 2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(xii)
Subadvisory Agreement among the Trust, NFA and WCM Investment Management, LLC, dated October 8, 2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.d.3.bb.i with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(xiii)
Subadvisory Agreement among the Trust, NFA and Amundi Asset Management US, Inc. (formerly, Amundi Pioneer Institutional Asset Management, Inc., dated January 14, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, NFA and Invesco Advisers, Inc., dated May 24, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, NFA and Goldman Sachs Asset Management, L.P., dated June 13, 2019, previously filed as Exhibit EX-28.d.3.ee with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management Inc., dated June 13, 2019, previously filed as Exhibit EX-28.d.3.ff with the Trust’s registration statement on July 26, 2019, is hereby incorporated by reference.

(1)	Amendment to Subadvisory Agreement, dated March 10, 2021, previously filed as Exhibit EX-28.d.3.z.i with the Trust’s registration statement on March 24, 2021, is hereby incorporated by reference.

(2)	Amendment to Subadvisory Agreement, dated June 15, 2022, previously filed as Exhibit EX-28.d.3.s.ii with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(xvii)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated September 13, 2019, previously filed as Exhibit EX-28.d.3.gg with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended February 21, 2023, previously filed as Exhibit EX-28.d.3.t.i with the Trust’s registration statement on January 18, 2023, is hereby incorporated by reference.

(xviii)
Subadvisory Agreement among the Trust, NFA and Columbia Management Investment Advisers, LLC, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(xix)
Subadvisory Agreement among the Trust, NFA and Dreyfus, a division of Mellon Investments Corporation, dated September 1, 2023, previously filed as Exhibit EX-28.d.3.s with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(xx)
Subadvisory Agreement among the Trust, NFA and Newton Investment Management North America, LLC, effective August 31, 2021, previously filed as Exhibit EX-28.d.3.aa with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended October 1, 2024, previously filed as Exhibit EX-28.d.3.t.i with the Trust’s registration statement on December 17, 2024, is hereby incorporated by reference.

(xxi)
Subadvisory Agreement among the Trust, NFA and Allspring Global Investments, LLC, effective November 1, 2021, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(xxii)
Subadvisory Agreement among the Trust, NFA and Loomis, Sayles & Company, L.P., effective June 30, 2021, previously filed as Exhibit EX-28.d.3.z with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended December 9, 2024, previously filed as Exhibit EX-28.d.3.v.i with the Trust’s registration statement on December 17, 2024, is hereby incorporated by reference.

(xxiii)
Subadvisory Agreement among the Trust, NFA and NS Partners LTD, effective June 30, 2021, previously filed as Exhibit EX-28.d.3.aa with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended October 1, 2023, previously filed as Exhibit EX-28.d.3.w.i with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(xxiv)
Subadvisory Agreement among the Trust, NFA and Victory Capital Management Inc., effective December 9, 2021, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(xxv)
Subadvisory Agreement among the Trust, NFA and Atlanta Capital Management Company, L.L.C., effective January 27, 2023, previously filed as Exhibit EX-28.d.3.aa with the Trust’s registration statement on March 16, 2023, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Underwriting Agreement between the Trust and Nationwide Fund Distributors, LLC (“NFD”), dated May 1, 2007, previously filed as Exhibit EX-99.e with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)	Schedule A to the Underwriting Agreement, amended March 9, 2022, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on April 19, 2022, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement between the Trust and JPMorgan Chase National Association (formerly, JPMorgan Chase Bank), dated April 4, 2003, previously filed as Exhibit EX-23.g.2 with the Trust’s registration statement on April 28, 2003, is hereby incorporated by reference.

(i)	Waiver to Global Custody Agreement, dated May 2, 2005, previously filed as Exhibit EX-23.g.1.b with the Trust’s registration statement on April 28, 2005, is hereby incorporated by reference.
(ii)
Rider to Global Custody Agreement Cash Trade Execution Product, previously filed as Exhibit EX-23.g.1.d with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(iii)	Concentration Accounts Agreement, dated December 2, 2009, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.

(iv)
Amendment to Global Custody Agreement, dated December 2, 2009, previously filed as Exhibit EX-16.9.a.iv with the Trust’s registration statement on Form N-1A on October 28, 2020, is hereby incorporated by reference.

(v)	Amendment to Global Custody Agreement, dated March 8, 2012, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

(vi)
Amendment to Global Custody Agreement, dated December 9, 2015, previously filed as Exhibit EX-16.9.a.iii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(vii)	Amendment to Global Custody Agreement, dated May 8, 2020, previously filed as Exhibit EX-28.g.1.n with the Trust’s registration statement on July 2, 2020, is hereby incorporated by reference.
(viii)
Amendment to Global Custody Agreement, effective February 1, 2022, previously filed as Exhibit EX-28.g.1.g with the Trust’s registration statement on April 19, 2022, is hereby incorporated by reference.

(ix)
Amendment to Exhibit I of the Global Custody Agreement, dated March 14, 2022, previously filed as Exhibit EX-28.g.1.h with the Trust’s registration statement on April 19, 2022, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Distribution Plan under Rule 12b-1, dated May 1, 2007, as amended March 10, 2021, previously filed as Exhibit EX-28.m with the Trust’s registration statement on March 24, 2021, is hereby incorporated by reference.

(b)	Rule 18f-3 Plan, dated May 1, 2007, as amended June 14, 2023, previously filed as Exhibit EX-28.n with the Trust’s registration statement on June 29, 2023, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)
Legal Opinion and Consent of Counsel relating to the legality of the shares being offered, previously filed as Exhibit EX-16.11.a with the Trust’s registration statement on November 1, 2024, is hereby incorporated by reference.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization is filed herewith as Exhibit EX-16.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC (“NFM”), dated May 1, 2010, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(i)
Schedule C of the Joint Fund Administration and Transfer Agency Agreement, amended September 1, 2012, previously filed as Exhibit EX-28.h.1.a with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(b)
Administrative Services Plan, dated May 1, 2007, amended March 10, 2021, previously filed as Exhibit EX-28.h.2 with the Trust’s registration statement on March 24, 2021, is hereby incorporated by reference.

(c)	Expense Limitation Agreement between the Trust and NFA, dated May 1, 2007, previously filed as EX-23.h.3 with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(i)
Amendment to the Expense Limitation Agreement, dated December 11, 2012, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(ii)
Amendment to the Expense Limitation Agreement, dated May 1, 2017, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(iii)
Amendment to the Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.3.c with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(iv)
Exhibit A to the Expense Limitation Agreement, amended as of October 1, 2024, previously filed as Exhibit EX-28.h.3.d with the Trust’s registration statement on December 17, 2024, is hereby incorporated by reference.

(d)
Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated May 2, 2005, assigning NVIT-MA’s title, rights, interests, benefits and privileges in and to certain contracts in the Agreement, previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(e)
Fund Participation Agreement among NFM, Nationwide Financial Services, Inc. (“NFS”), American Funds Insurance Series and Capital Research and Management Company, dated May 1, 2007, previously filed as Exhibit EX-23.h.6 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(f)
Master-Feeder Services Agreement between the Trust and NFM, dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”), previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(g)
Amended and Restated Fee Waiver Agreement between the Trust and NFM, dated May 1, 2021, relating to the NVIT American Funds Asset Allocation Fund, NVIT American Funds Bond Fund, NVIT American Funds Global Growth Fund, NVIT American Funds Growth Fund, and NVIT American Funds Growth-Income Fund, previously filed as Exhibit EX-28.h.7 with the Trust’s registration statement on April 15, 2021, is hereby incorporated by reference.

(h)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2024, relating to the NVIT BlackRock Managed Global Allocation Fund, NVIT DoubleLine Total Return Tactical Fund, NVIT Blueprint Aggressive Fund, NVIT Blueprint Moderately Aggressive Fund, NVIT Blueprint Capital Appreciation Fund, NVIT Blueprint Moderate Fund, NVIT Blueprint Balanced Fund, NVIT Blueprint Moderately Conservative Fund, NVIT Blueprint Conservative Fund, NVIT Blueprint Managed Growth Fund, NVIT Blueprint Managed Growth & Income Fund, NVIT Calvert Equity Fund, and NVIT BNY Mellon Dynamic U.S. Equity Income Fund, previously filed as Exhibit EX-28.h.8 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(i)
Fund Participation Agreement among NFA, NFD, and NFS, dated May 2, 2005, previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(i)
Form of Amendment to the Fund Participation Agreement by and among NFA, NFD, and NFS, dated May 1, 2013, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.22.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(j)
Participation Agreement among the Trust, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., relating to certain series of the Trust, dated September 10, 2014, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(k)
Fund of Funds Participation Agreement among the Trust, NFA, WisdomTree Trust and WisdomTree Asset Management, Inc., dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(l)
Purchasing Fund Agreement among the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, relating to certain series of the Trust, dated September 10, 2014, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(m)
Investing Fund Agreement between the Trust and Market Vectors ETF Trust, dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(n)
12(d)(1) Investing Agreement between the Trust and Vanguard Trusts, dated October 31, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.28 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(o)
Investing Fund Agreement between the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded  AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® Fund II, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.29 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(p)
Expense Limitation Agreement between the Trust and NFA, dated May 1, 2017, relating to the BlackRock NVIT Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(i)
Amendment to Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.21.a with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(ii)
Amendment to Expense Limitation Agreement, dated September 13, 2023, previously filed as Exhibit EX-28.h.16.b with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(iii)
Amendment to Expense Limitation Agreement, dated September 13, 2023, previously filed as Exhibit EX-28.h.16.c with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(q)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2024, relating to the NVIT BlackRock Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.17 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(r)
Form of Fund of Funds Participation Agreement among the Trust, on behalf of the BlackRock NVIT Managed Global Allocation Fund, NFA, BlackRock Variable Series Funds, Inc., on behalf of certain series of its trust, and BlackRock Advisors, LLC, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on April 28, 2015, is hereby incorporated by reference.

(s)
Fund of Funds Investment Agreement among the Trust, NFA and American Funds Insurance Series, effective January 19, 2022, previously filed as Exhibit EX-28.d.4.a with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(t)
Fund of Funds Investment Agreement among the Trust, BlackRock Variable Series Funds, Inc. and BlackRock Advisors, LLC, effective January 19, 2022, previously filed as Exhibit EX-28.d.4.b with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(u)
Fund of Funds Investment Agreement among the Trust, Nationwide Mutual Funds, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust, effective January 19, 2022, previously filed as Exhibit EX-28.d.4.c with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(v)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2024, relating to the NVIT BlueprintSM Aggressive Fund, NVIT BlueprintSM Moderately Aggressive Fund, NVIT BlueprintSM Capital Appreciation Fund, NVIT BlueprintSM Moderate Fund, NVIT BlueprintSM Balanced Fund, NVIT BlueprintSM Moderately Conservative Fund and NVIT BlueprintSM Conservative Fund, previously filed as Exhibit EX-28.h.19 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(w)
Administrative Services Fee Waiver Agreement between the Trust and NFS, dated May 1, 2024, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.20 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(x)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2024, relating to the NVIT Real Estate Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(y)
Amended and Restated Fee Waiver Agreement between the Trust and NFA, effective January 1, 2024, relating to the NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT Calvert Equity Fund, NVIT Emerging Markets Fund, NVIT Government Bond Fund, NVIT Invesco Small Cap Growth Fund, NVIT Jacobs Levy Large Cap Core Fund, NVIT Loomis Short Term Bond Fund, NVIT Victory Mid Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT NS Partners International Focused Growth Fund and NVIT Real Estate Fund, previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(z)
Fee Waiver Agreement between the Trust and NFA, dated July 1, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.30 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(aa)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2024, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(bb)
Investment Advisory Fee Waiver Agreement between the Trust and NFA, dated May 1, 2024, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(cc)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2024, relating to the NVIT International Index Fund, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(dd)
Expense Limitation Agreement between the Trust and NFA, dated November 12, 2021, relating to the NVIT AllianzGI International Growth Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT Emerging Markets Fund, NVIT Mid Cap Index Fund, NVIT Real Estate Fund, NVIT S&P 500 Index Fund, NVIT Wells Fargo Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, and NVIT Managed American Funds Asset Allocation Fund, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(ee)
Expense Limitation Agreement between the Trust and NFA, dated November 12, 2021, relating to the NVIT American Funds Asset Allocation Fund and NVIT American Funds Growth Fund, previously filed as Exhibit Ex-28.h.28 with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(ff)
Expense Limitation Agreement between the Trust and NFA, dated May 24, 2024, relating to the NVIT Loomis Short Term Bond Fund, previously filed as Exhibit EX-28.h.29 with the Trust’s registration statement on December 17, 2024, is hereby incorporated by reference.

(14)	Copies of any opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm, previously filed as Exhibit EX-16.14.a with the Trust’s registration statement on November 1, 2024, is hereby incorporated by reference.

(15)	All financial statements omitted pursuant to Item 14(a)(1):

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney, dated October 23, 2024, previously filed as Exhibit EX-16.16.a. with the Trust’s registration statement on November 1, 2024, is hereby incorporated by reference.

(1)	Certificate of Assistant Secretary, dated October 23, 2024, previously filed as Exhibit EX-16.16.a.i with the Trust’s registration statement on November 1, 2024, is hereby incorporated by reference.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics for NFA, the Trust and Nationwide Mutual Funds, amended November 2023, previously filed as Exhibit EX-28.p.1 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(b)	Code of Ethics for NFD, dated April 1, 2022, previously filed as Exhibit EX-28.p.2 with the Trust’s registration statement on April 19, 2023, is hereby incorporated by reference.

(c)
Code of Ethics for Access Persons for Federated Investment Management Company, effective November 10, 2021, previously filed as Exhibit EX-28.p.3 with the Trust’s registration statement on April 19, 2022, is hereby incorporated by reference.

(d)
Code of Ethics for JPMorgan Asset Management (“JPMAM”), effective April 26, 2023, previously filed as Exhibit EX-28.p.4 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(e)
Code of Business Conduct and Ethics for BlackRock, Inc. (and its subsidiaries), effective December 7, 2021, previously filed as Exhibit EX-28.p.5 with the Trust’s registration statement on April 19, 2023, is hereby incorporated by reference.

(f)
Code of Ethics for Capital Research and Management Company, dated April 2020, previously filed as Exhibit EX-28.p.8 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(g)
Code of Ethics for Allspring Global Investments, LLC, effective October 1, 2023, previously filed as Exhibit EX-28.p.7 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(h)
Code of Ethics for Nationwide Asset Management, LLC, effective June 2023, previously filed as Exhibit EX-28.p.8 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(i)
Code of Ethics for Wellington Management Company, LLP, dated December 1, 2023, previously filed as Exhibit EX-28.p.9 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(j)
Code of Ethics and Personal Investment Policy for Lazard Asset Management LLC, effective April 2022, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(k)
Code of Ethics for Jacobs Levy Equity Management, Inc., revised January 2016, previously filed as Exhibit EX-28.p.27 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(l)
Code of Ethics for DoubleLine Capital LP, effective February 15, 2022, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on April 19, 2023, is hereby incorporated by reference.

(m)
Code of Ethics for AQR Capital Management, LLC, amended December 2022, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 19, 2023, is hereby incorporated by reference.

(n)
Code of Ethics for Amundi Asset Management US, Inc., revised October 2023, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(o)
Code of Ethics and Personal Trading Policy for Invesco Advisers, Inc., effective January 2024, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(p)
Code of Ethics for WCM Investment Management, LLC, adopted October 1, 2023, previously filed as Exhibit EX-28.p.16 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(q)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated August 29, 2019, previously filed as Exhibit EX-28.p.27 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(r)
Global Personal Account Dealing and Code of Ethics for Columbia Threadneedle Investments, dated December 2023, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(s)
Code of Conduct for Insight North America LLC, effective April 2023, previously filed as Exhibit EX-28.p.19 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(t)
Code of Conduct for Dreyfus, a division of Mellon Investments Corporation, effective December 2023, previously filed as Exhibit EX-28.p.20 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(u)
Code of Conduct for Newton Investment Management North America, LLC, effective October 2022, previously filed as Exhibit EX-28.p.23 with the Trust’s registration statement on April 19, 2023, is hereby incorporated by reference.

(v)	Code of Ethics for NS Partners Ltd, dated September 2023, previously filed as Exhibit EX-28.p.22 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(w)
Code of Ethics for Loomis, Sayles & Company, L.P., as amended November 30, 2023, previously filed as Exhibit EX-28.p.23 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(x)
Code of Ethics for Victory Capital Management Inc., effective July 1, 2023, previously filed as Exhibit EX-28.p.24 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(y)
Morgan Stanley Investment Management Public Side Code of Ethics and Personal Trading Guidelines for Atlanta Capital Management Company, L.L.C., effective December 12, 2023, previously filed as Exhibit EX-28.p.25 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the city of Columbus, and State of Ohio, on this 24th day of March, 2025. The Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 under Rule 485(b) under the 1933 Act.
NATIONWIDE VARIABLE INSURANCE TRUST

BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the date written above.

Signature & Title

/s/ Kevin T. Jestice*
Kevin T. Jestice, President, Chief Executive Officer and Principal Executive Officer

/s/ David Majewski*
David Majewski, Treasurer and Principal Financial Officer

/s/ Lorn C. Davis*
Lorn C. Davis, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee and Chairman

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ M. Diane Koken*
M. Diane Koken, Trustee

/s/ David E. Wezdenko*
David E. Wezdenko, Trustee

/s/ Charlotte Petersen*
Charlotte Petersen, Trustee

/s/ Kristina Bradshaw*
Kristina Bradshaw, Trustee

*BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact

EXHIBIT INDEX
Exhibit No.	Exhibit
EX-16.4.a	Plan of Reorganization of the Registrant, on behalf of NVIT BNY Mellon Core Plus Bond Fund and NVIT Loomis Core Bond Fund
EX-16.12.a	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization